Income Taxes (Schedule Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Current, Federal	$ 32,353	$ 25,889	$ 31,252
Current, State	3,044	2,707	2,807
Current income tax expense	35,397	28,596	34,059
Deferred, Federal	5,638	(8,933)	3,209
Deferred, State	451	(714)	257
Deferred income tax expense (benefit)	6,089	(9,647)	3,466
Income tax expense	$ 41,486	$ 18,949	$ 37,525